Right-of-use assets	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
16. Right-of-use assets
The following table provides a breakdown for right-of-use assets:

(€ thousands)	Land and buildings	Industrial and commercial equipment	Plant and machinery	Other right-of-use assets	Total
Historical cost at January 1, 2023	758,923	524	168	5,793	765,408
Additions	139,057	66	—	2,872	141,995
Disposals	(65,322)	(545)	—	(2,091)	(67,958)
Business combinations	160,659	—	—	210	160,869
Exchange differences	(22,284)	—	—	(19)	(22,303)
Balance at December 31, 2023	971,033	45	168	6,765	978,011
Additions	190,998	121	—	5,002	196,121
Disposals	(55,907)	(2)	(168)	(2,733)	(58,810)
Exchange differences	35,465	—	—	(23)	35,442
Balance at December 31, 2024	1,141,589	164	—	9,011	1,150,764

Accumulated amortization at January 1, 2023	(385,896)	(486)	(115)	(3,403)	(389,900)
Amortization	(125,096)	(75)	(35)	(1,733)	(126,939)
Impairments	(832)	—	—	—	(832)
Disposals	58,161	546	—	1,653	60,360
Exchange differences	13,229	—	—	23	13,252
Balance at December 31, 2023	(440,434)	(15)	(150)	(3,460)	(444,059)
Amortization	(146,297)	(37)	(23)	(2,325)	(148,682)
Impairments	(7,905)	—	—	—	(7,905)
Disposals	47,839	1	173	2,158	50,171
Exchange differences	(18,859)	—	—	7	(18,852)
Balance at December 31, 2024	(565,656)	(51)	—	(3,620)	(569,327)

Carrying amount at:
January 1, 2023	373,027	38	53	2,390	375,508
December 31, 2023	530,599	30	18	3,305	533,952
December 31, 2024	575,933	113	—	5,391	581,437
The Group leases various retail stores, warehouses, equipment and vehicles. Rental contracts are typically made for fixed periods of 1 year to 15 years but may have extension options. Contracts may contain both lease and non-lease components. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Extension options in a range of 1 year to 10 years are included in a number of property leases across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Such extension options are exercisable only by the Group and not by the respective lessor. Other tangible assets mainly refer to vehicles.
For the years ended December 31, 2024, 2023 and 2022 impairments were recognized for an amount of:
•€7,905 thousand in 2024 primarily related to leased stores in: Europe and the United States that are part of the Thom Browne segment, the Greater China Region and South Korea that are part of the Tom Ford Fashion segment, and the United States, EMEA and the Greater China Region that are part of the Zegna segment;
•€832 thousand in 2023 primarily related to leased stores in Greater China Region that are part of the Tom Ford Fashion segment and in Europe that are part of the Zegna segment, and
•€2,369 thousand in 2022 primarily related to leased stores in Greater China Region and in Europe that are part of the Thom Browne segment.
For details related to the impairment testing performed over right-of-use assets, please refer to Note 15 — Property, plant and equipment.